SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER THE OPERATING LEASES (Details) - USD ($) $ in Thousands	Mar. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
December 31, 2023	$ 1,054	[1]	$ 1,399
December 31, 2024	1,435		1,435
December 31, 2025	1,435		1,440
December 31, 2026	893		893
Total lease payments	4,817		5,167
Less imputed interest	393		438
Total operating lease liabilities	$ 4,424		$ 4,729	$ 5,776

[1]	Represents scheduled payments for the remaining nine-month period ending December 31, 2023.